Regulatory Matters - Schedule of Completed Rate Cases (Details) - USD ($) $ in Millions																					12 Months Ended
	Feb. 23, 2022	Dec. 22, 2021	Dec. 01, 2021	Nov. 18, 2021	Sep. 15, 2021	Jul. 14, 2021	Jun. 28, 2021	Jun. 22, 2021	Jun. 08, 2021	Apr. 16, 2021	Mar. 31, 2021	Mar. 30, 2021	Feb. 26, 2021	Feb. 02, 2021	Dec. 16, 2020	Dec. 09, 2020	Sep. 30, 2020	Sep. 11, 2020	Jun. 01, 2020	Apr. 16, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commonwealth Edison Co [Member] | Illinois 2020 Electric Distribution Base Rate Case
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount																				$ (11)
Public Utilities, Approved Rate Increase (Decrease), Amount																$ (14)
Public Utilities, Approved Return on Equity, Percentage																8.38%
Commonwealth Edison Co [Member] | Illinois 2020 Electric Distribution Base Rate Case | 2021
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount																$ 50
Commonwealth Edison Co [Member] | Illinois 2020 Electric Distribution Base Rate Case | 2019
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount																$ (64)
Public Utilities, Approved Return on Equity, Percentage																8.38%
Public Utilities, Approved Equity Capital Structure, Percentage																6.28%
Basis points for ComEd's Revenue Requirement																580
Commonwealth Edison Co [Member] | Illinois 2021 Electric Distribution Base Rate Case
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount										$ 51
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 46
Public Utilities, Approved Return on Equity, Percentage			7.36%
Commonwealth Edison Co [Member] | Illinois 2021 Electric Distribution Base Rate Case | 2022
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 37
Public Utilities, Approved Return on Equity, Percentage			7.36%
Public Utilities, Approved Equity Capital Structure, Percentage			5.72%
Basis points for ComEd's Revenue Requirement			580
Commonwealth Edison Co [Member] | Illinois 2021 Electric Distribution Base Rate Case | 2020
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Equity Capital Structure, Percentage			5.69%
Basis points for ComEd's Revenue Requirement			580
Public Utilities Approved Rate Increase (Decrease), Prior Year Annual Reconciliation			$ 9
Public Utilities, Approved Return on Equity, Percentage, Prior Year Reconciliation			7.29%
Commonwealth Edison Co [Member] | Illinois 2021 Electric Distribution Base Rate Case | 2020 | Performance Metrics Penalty
Regulatory Matters Completed Rate Cases [Line Items]
Basis points for ComEd's Revenue Requirement			7
PECO Energy Co [Member] | Pennsylvania 2020 Natural Gas Distribution Base Rate Case
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount																	$ 69
Public Utilities, Approved Rate Increase (Decrease), Amount								$ 29
Public Utilities, Approved Return on Equity, Percentage								10.24%
PECO Energy Co [Member] | Pennsylvania 2021 Electric Distribution Base Rate Case [Member]
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount												$ 246
Public Utilities, Approved Rate Increase (Decrease), Amount				$ 132
Baltimore Gas and Electric Company [Member] | Maryland 2020 Electric Distribution Base Rate Case [Member]
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount																		$ 203
Public Utilities, Approved Rate Increase (Decrease), Amount															$ 140						$ 42	$ 39	$ 59
Public Utilities, Approved Return on Equity, Percentage															9.50%
Baltimore Gas and Electric Company [Member] | Maryland 2020 Electric Distribution Base Rate Case [Member] | 2022 | Offsets
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage		25.00%
Baltimore Gas and Electric Company [Member] | Maryland 2020 Gas Distribution Base Rate Case [Member]
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount																		$ 108
Public Utilities, Approved Rate Increase (Decrease), Amount															$ 74						$ 10	$ 11	$ 53
Public Utilities, Approved Return on Equity, Percentage															9.65%
Baltimore Gas and Electric Company [Member] | Maryland 2020 Gas Distribution Base Rate Case [Member] | 2022 | Offsets
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage		50.00%
Potomac Electric Power Company [Member] | Maryland 2020 Electric Distribution Base Rate Case [Member]
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount											$ 104
Public Utilities, Approved Rate Increase (Decrease), Amount							$ 52
Public Utilities, Approved Return on Equity, Percentage							9.55%
Potomac Electric Power Company [Member] | Maryland 2020 Electric Distribution Base Rate Case [Member] | March 31, 2022
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount							$ 21
Potomac Electric Power Company [Member] | Maryland 2020 Electric Distribution Base Rate Case [Member] | March 31, 2023
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount							16
Potomac Electric Power Company [Member] | Maryland 2020 Electric Distribution Base Rate Case [Member] | March 31, 2023 | Offsets
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Percentage	25.00%
Potomac Electric Power Company [Member] | Maryland 2020 Electric Distribution Base Rate Case [Member] | March 31, 2024
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount							$ 15
Potomac Electric Power Company [Member] | District of Columbia 2019 Electric Distribution Base Rate Case
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount																			$ 136
Public Utilities, Approved Rate Increase (Decrease), Amount									$ 109
Public Utilities, Approved Return on Equity, Percentage									9.275%
Potomac Electric Power Company [Member] | District of Columbia 2019 Electric Distribution Base Rate Case | 2021
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount									$ 42
Potomac Electric Power Company [Member] | District of Columbia 2019 Electric Distribution Base Rate Case | 2021 | Offsets
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount									(22)
Potomac Electric Power Company [Member] | District of Columbia 2019 Electric Distribution Base Rate Case | 2022
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount									67
Potomac Electric Power Company [Member] | District of Columbia 2019 Electric Distribution Base Rate Case | 2022 | Offsets
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount									$ (40)
Delmarva Power & Light Company [Member] | Delaware 2020 Electric Distribution Base Rate Case
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount														$ 23
Public Utilities, Approved Rate Increase (Decrease), Amount					$ 14
Public Utilities, Approved Return on Equity, Percentage					9.60%
Atlantic City Electric Company [Member] | New Jersey 2020 Electric Distribution Base Rate Case
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount													$ 67
Public Utilities, Approved Rate Increase (Decrease), Amount						$ 41
Public Utilities, Approved Return on Equity, Percentage						9.60%
Atlantic City Electric Company [Member] | New Jersey 2020 Electric Distribution Base Rate Case | Tax Benefits
Regulatory Matters Completed Rate Cases [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount						$ 11